Expense Example - ETF Prospectus [Member] - Vanguard High-Yield Active ETF - ETF Shares	Jan. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 23
Expense Example, with Redemption, 3 Years	$ 71